Other Receivables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Receivables
Deposits (Note)	$ 20,489,690	$ 6,434,449
Cash advanced to staff	1,446,069	684,106
VAT receivable	58,378,785	8,395,774
Interest receivable	8,108,943	450,376
Others	240,139	516,327
Total	$ 88,663,626	$ 16,481,032